Incentive Plans (Narrative) (Details) (USD $)	12 Months Ended					4 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 2013 Long-Term Incentive Plan [Member]	Dec. 31, 2013 2013 Long-Term Incentive Plan [Member]	Feb. 12, 2014 2013 Long-Term Incentive Plan [Member]	Aug. 30, 2013 2013 Long-Term Incentive Plan [Member]	Dec. 31, 2013 2013 Stock Plan For Non-Employee Directors [Member]	Dec. 31, 2013 MUSA 2013 Plan [Member]	Dec. 31, 2013 Murphy Oil [Member]	Dec. 31, 2012 Murphy Oil [Member]	Dec. 31, 2011 Murphy Oil [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans	2
Maximum number of shares authorized for incentive plan								5,500,000	10,000,000	500,000
Maximum number of shares per employee							1,000,000
Maximum amount payable							$ 5,000,000
Award vesting period				2 years	3 years					3 years		2 years
Shares granted	625,101					977,623
Shares available for grant						4,522,377	4,522,377			471,587
Restricted stock units issued										28,413	352,522
Minimum grant date fair value of options replaced												$ 32.53
Maximum grant date fair value of options replaced												$ 40.25
Unrecognized compensation cost related to stock option awards	15,187,000
Unrecognized compensation cost related to stock option awards, weighted average period for recognition	2 years 9 months 18 days
Income tax benefits realized from stock option exercises	$ 3,287,000	$ 2,946,000	$ 3,677,000									$ 625,000	$ 1,851,000	$ 1,173,000
Stock option exercises											0
Stock options vested											0